Arbitrage Fund	Portfolio of Investments
August 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 60.27%
Auto Parts & Equipment - 2.85%
Delphi Technologies Plc(a)(b)	2,291,230	$39,798,665

Biotechnology - 2.83%
Livongo Health, Inc.(a)(b)	70,464	9,674,707
Pacific Biosciences of California, Inc.(a)(b)	2,420,193	15,973,274
Pfenex, Inc.(a)	1,108,177	13,885,458
		39,533,439

Commercial Services - 0.54%
Devoteam SA	64,210	7,486,264

Computers & Computer Services - 3.84%
58.COM, Inc., Class A	1,487,130	41,163,758
HIQ International AB(a)	361,016	2,938,279
Ingenico Group SA(a)	55,532	9,423,469
		53,525,506

Diversified Financial Services - 12.10%
E*TRADE Financial Corp.	1,654,322	89,498,820
TD Ameritrade Holding Corp.	2,064,184	79,223,382
		168,722,202

Energy - Alternate Sources - 0.64%
Vivint Solar, Inc.(a)(b)	287,633	8,882,107

Hand/Machine Tools - 0.33%
IMA Industria Macchine Automatiche SpA(a)	57,332	4,597,633

Healthcare - Products - 4.58%
QIAGEN N.V.(a)	308,307	15,662,278
Varian Medical Systems, Inc.(a)(b)	124,083	21,549,495
Wright Medical Group N.V.(a)	881,977	26,662,165
		63,873,938

Healthcare - Services - 0.77%
Metlifecare Ltd.	2,670,570	10,685,439

Household Products - 1.10%
Unilever N.V.(b)	265,332	15,389,256

Insurance - 5.29%
National General Holdings Corp.	1,012,928	34,490,198
TOWER Ltd.(a)	9,485,696	3,642,051
Willis Towers Watson Plc(b)	173,364	35,631,503
		73,763,752

Internet - 1.92%
Grubhub, Inc.(a)(b)	270,859	19,596,649
Masmovil Ibercom SA(a)	267,952	7,175,427
		26,772,076

Media - 0.29%
Mediawan SA(a)	280,292	3,993,769

Quarterly Report | August 31, 2020

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 60.27% (Continued)
Oil & Gas - 1.43%
Noble Energy, Inc.(b)	2,008,960	$19,989,152

Pharmaceuticals - 3.28%
Aimmune Therapeutics, Inc.(a)	299,260	10,240,677
Akcea Therapeutics, Inc.(a)	43,664	798,178
Momenta Pharmaceuticals, Inc.(a)(b)	333,442	17,395,669
Principia Biopharma, Inc.(a)	173,924	17,394,139
		45,828,663

Pipelines - 0.88%
CNX Midstream Partners LP(b)	1,285,561	12,354,241

Real Estate Investment Trusts - 2.77%
Front Yard Residential Corp.	362,558	3,534,941
Taubman Centers, Inc.(b)	917,404	35,136,573
		38,671,514

Retail - 0.44%
BMC Stock Holdings, Inc.(a)	153,320	6,120,534

Semiconductors - 0.95%
AVX Corp.(a)(c)	1,022,500	6,390,625
Maxim Integrated Products, Inc.	99,816	6,831,407
		13,222,032

Software - 2.76%
MINDBODY, Inc., Class A(a)(c)	843,793	30,798,444
NetEnt AB(a)	303,482	2,912,091
Onemarket Ltd.(a)(c)	111,800	—
Rosetta Stone, Inc.(a)	156,423	4,752,131
		38,462,666

Special Purpose Acquisition Companies - 0.37%
Fast Acquisition Corp.(a)	359,928	3,581,284
Fusion Acquisition Corp.(a)	162,368	1,628,551
		5,209,835

Telecommunications - 10.31%
Acacia Communications, Inc.(a)(b)	514,367	34,709,485
Cincinnati Bell, Inc.(a)(b)	1,380,047	20,783,508
GCI Liberty, Inc., Class A(a)	66,890	5,403,374
Gilat Satellite Networks Ltd.(a)	695,247	3,747,381
LogMeIn, Inc.(c)	778,758	67,012,126
Sunrise Communications Group AG(a)(d)	102,081	12,139,729
		143,795,603

TOTAL COMMON STOCKS (Cost $823,220,318)		840,678,286

RIGHTS - 0.02%
Elanco Animal Health, Inc. CVR(c)	1,124,589	—
Media General, Inc. CVR(c)	613,589	—

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund	Portfolio of Investments
August 31, 2020 (unaudited)

	Shares	Value
RIGHTS - 0.02% (Continued)
NewStar Financial, Inc. CVR(c)	1,514,945	$—
Stemline Therapeutics, Inc. CVR(c)	693,435	233,757
TOTAL RIGHTS (Cost $257,148)		233,757

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 0.73%
Entertainment - 0.73%
Stars Group Holdings B.V. / Stars Group US Co-Borrower LLC(d)	07/15/2026	7.000%	$9,542,000	$10,171,772
TOTAL CORPORATE BONDS (Cost $10,197,917)				10,171,772

	Shares	Value
MUTUAL FUNDS - 4.87%
Water Island Diversified Event-Driven Fund, Class I(e)	6,589,384	67,936,551
TOTAL MUTUAL FUNDS
(Cost $60,459,409)		67,936,551

PRIVATE INVESTMENTS(f) - 0.07%
Fast Capital LLC(a)(c)	290,700	290,700
Fuse LLC(a)(c)	725,800	725,800
TOTAL PRIVATE INVESTMENTS (Cost $1,026,788)		1,016,500

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.02%
Put Options Purchased - 0.02%
iShares iBoxx $ Investment Grade Corporate Bond ETF	01/2021	$130.00	$16,665,240	1,229	$240,269
iShares Russell 2000 ETF	01/2021	142.00	1,958,418	126	89,208
TOTAL PUT OPTIONS PURCHASED (Cost $299,744)					329,477
TOTAL PURCHASED OPTIONS (Cost $299,744)					329,477

Quarterly Report | August 31, 2020

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2020 (unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 28.30%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund Government Portfolio, Institutional Class	0.020	%(g)	$197,336,329	$197,336,329
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.160	%(g)	197,336,329	197,336,329
				394,672,658
TOTAL SHORT-TERM INVESTMENTS (Cost $394,672,658)				394,672,658
Total Investments - 94.28% (Cost $1,290,133,982)				1,315,039,001
Other Assets in Excess of Liabilities - 5.72%(h)				79,729,013
NET ASSETS - 100.00%				$1,394,768,014

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for short sales or forward foreign currency exchange contracts. At August 31, 2020, the aggregate fair market value of those securities was $203,070,250, representing 14.56% of net assets.
(c)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of August 31, 2020, the total fair market value of these securities was $105,451,452, representing 7.56% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2020, these securities had a total value of $22,311,501 or 1.60% of net assets.
(e)	Affiliated investment.
(f)	Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.
(g)	Rate shown is the 7-day effective yield as of August 31, 2020.
(h)	Includes cash held as collateral for short sales.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund	Portfolio of Investments
August 31, 2020 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (8.07%)
Construction Materials - (0.44%)
Builders FirstSource, Inc.	(201,233)	$(6,161,754)

Energy - Alternate Sources - (0.64%)
Sunrun, Inc.	(158,251)	(8,949,885)

Entertainment - (0.21%)
Evolution Gaming Group AB	(39,635)	(2,968,341)

Environmental Control - (1.51%)
Advanced Disposal Services, Inc.	(697,213)	(21,007,028)

Food - (1.45%)
Just Eat Takeaway.com N.V.	(181,745)	(20,222,397)

Healthcare - Services - (0.65%)
Teladoc Health, Inc.	(41,845)	(9,025,548)

Internet - (0.42%)
Meet Group, Inc.	(926,842)	(5,839,105)

Media - (0.39%)
Liberty Broadband Corp.	(38,683)	(5,419,101)

Oil & Gas - (0.89%)
CNX Resources Corp.	(1,131,269)	(12,398,708)

Real Estate Investment Trusts - (0.11%)
American Homes 4 Rent, Class A	(26,666)	(763,714)
Invitation Homes, Inc.	(27,953)	(800,295)
		(1,564,009)

Retail - (0.53%)
Tiffany & Co.	(59,785)	(7,323,663)

Semiconductors - (0.26%)
Analog Devices, Inc.	(31,198)	(3,646,422)

Software - (0.57%)
Worldline SA	(87,264)	(8,020,594)

TOTAL COMMON STOCKS
(Proceeds $102,517,470)		(112,546,555)

EXCHANGE-TRADED FUNDS - (1.05%)
Equity Funds - (1.05%)
Health Care Select Sector SPDR® Fund	(11,907)	(1,289,052)
iShares MSCI Australia ETF	(161,374)	(3,354,965)
iShares Russell 2000 Growth ETF	(33,853)	(7,668,382)
iShares Russell 2000 Value ETF	(3,442)	(360,859)
iShares Russell Mid-Cap Growth ETF	(4,057)	(712,247)

Quarterly Report | August 31, 2020

Arbitrage Fund	Portfolio of Investments
August 31, 2020 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
EXCHANGE-TRADED FUNDS - (1.05%) (Continued)

Equity Funds - (1.05)% (Continued)

iShares U.S. Real Estate ETF	(15,942)	$(1,311,230)

		(14,696,735)

TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $14,495,443)		(14,696,735)

TOTAL SECURITIES SOLD SHORT
(Proceeds $117,012,913)		$(127,243,290)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co./ Monthly	Morgan Stanley	Received 1 Month LIBOR Minus 40 bps (-0.245%)	04/28/2021	$—	$—	$—	$90,195,639	$—
Goldman Sachs & Co./ Monthly	Unilever Plc	Received 1 Week SONIA Minus 40 bps (-0.059%)	06/17/2021	—	—	199	11,835,830	199
Morgan Stanley & Co./ Monthly	Analog Devices, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.310%)	08/12/2021	—	—	—	3,703,460	—
Morgan Stanley & Co./ Monthly	Aon Plc	Received 1 Month-Federal Rate Minus 40 bps (-0.310%)	08/12/2021	—	—	—	37,444,728	—
Morgan Stanley & Co./ Monthly	Borgwarner, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.310%)	08/12/2021	—	—	—	40,087,536	—
Morgan Stanley & Co./ Monthly	Chevron Corp.	Received 1 Month-Federal Rate Minus 40 bps (-0.310%)	08/12/2021	—	—	—	20,081,679	—

Morgan Stanley & Co./ Monthly	Charles Schwab Corp.	Received 1 Month-Federal Rate Minus 40 bps (-0.310%)	08/12/2021	—	—	—	79,481,534	—
Morgan Stanley & Co./ Monthly	Holsten-Brauerei AG	Paid 1 Month-LIBOR plus 90 bps (-0.955%)	08/05/2022	—	—	—	(2,634,226)	—
						$199	$280,196,180	$199

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund	Portfolio of Investments (Continued)
August 31, 2020 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
AUD	108,400	USD	74,351	Goldman Sachs & Co.	09/15/2020	$5,604
EUR	67,431,200	USD	76,675,534	Goldman Sachs & Co.	09/15/2020	3,816,218
NZD	1,328,000	USD	864,488	Goldman Sachs & Co.	09/15/2020	30,033
SEK	1,671,800	USD	187,731	Goldman Sachs & Co.	09/15/2020	5,576
SEK	278,000	USD	29,843	Morgan Stanley & Co.	09/15/2020	2,302
USD	939,060	SEK	8,102,400	Goldman Sachs & Co.	09/15/2020	2,204
						$3,861,937

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	74,846	AUD	108,400	Goldman Sachs & Co.	09/15/2020	$(5,109)
USD	11,379,844	CHF	10,341,200	Goldman Sachs & Co.	09/15/2020	(64,562)
EUR	3,072,400	USD	3,668,513	Goldman Sachs & Co.	09/15/2020	(1,029)
USD	119,145,268	EUR	104,374,300	Goldman Sachs & Co.	09/15/2020	(5,444,986)
USD	14,837,178	GBP	11,782,000	Goldman Sachs & Co.	09/15/2020	(913,769)
USD	14,875,857	NZD	22,805,700	Goldman Sachs & Co.	09/15/2020	(485,711)
SEK	270,900	USD	31,330	Goldman Sachs & Co.	09/15/2020	(6)
USD	2,167,153	SEK	18,919,900	Goldman Sachs & Co.	09/15/2020	(20,500)
						$(6,935,672)

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund	Portfolio of Investments
August 31, 2020 (unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United Kingdom	6.51%
Netherlands	3.76%
Cayman Islands	2.95%
France	1.51%
New Zealand	1.03%
Switzerland	0.87%
Spain	0.51%
Sweden	0.42%
Italy	0.33%
Israel	0.27%
United States Virgin Islands	0.25%
Australia	0.00	%(b)
United States	75.87%
Other Assets in Excess of Liabilities	5.72%
	100.00%

(a)	These percentages represent long positions only and are not net of short positions.
(b)	Less than 0.005% of net assets.

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AUD - Australian dollar
bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
B.V. - Besloten Vennootschap is the Dutch term for private limited liability company.
CHF - Swiss franc
CVR - Contingent Value Rights
ETF - Exchange-Traded Fund
EUR - Euro
GBP - British pound
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited
MSCI - Morgan Stanley Capital International
N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
NZD - New Zealand dollar
Plc - Public Limited Company
SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.
SEK - Swedish krona
SONIA - Sterling OverNight Index Average
SpA - Societa per Azione
SPDR - Standard & Poor's Depositary Receipt
USD - United States Dollar

Quarterly Report | August 31, 2020

Arbitrage Fund

Affiliated Issuer	Beginning Value as of May 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of August 31, 2020	Shares as of August 31, 2020	Dividend Income	Capital Gain Distributions
Water Island Diversified Event-Driven Fund	$66,223,311	$-	$-	$-	$1,713,240	$67,936,551	6,589,384	$-	$-

Arbitrage Fund	Portfolio of Investments
August 31, 2020 (unaudited)

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Auto Parts & Equipment	$39,798,665	$—	$—	$39,798,665
Biotechnology	39,533,439	—	—	39,533,439
Commercial Services	7,486,264	—	—	7,486,264
Computers & Computer Services	53,525,506	—	—	53,525,506
Diversified Financial Services	168,722,202	—	—	168,722,202
Energy - Alternate Sources	8,882,107	—	—	8,882,107
Hand/Machine Tools	4,597,633	—	—	4,597,633
Healthcare - Products	63,873,938	—	—	63,873,938
Healthcare - Services	10,685,439	—	—	10,685,439
Household Products	15,389,256	—	—	15,389,256
Insurance	73,763,752	—	—	73,763,752
Internet	26,772,076	—	—	26,772,076
Media	3,993,769	—	—	3,993,769
Oil & Gas	19,989,152	—	—	19,989,152
Pharmaceuticals	45,828,663	—	—	45,828,663
Pipelines	12,354,241	—	—	12,354,241
Real Estate Investment Trusts	38,671,514	—	—	38,671,514
Retail	6,120,534	—	—	6,120,534
Semiconductors	6,831,407	—	6,390,625	13,222,032
Software	7,664,222	—	30,798,444	38,462,666
Special Purpose Acquisition Companies	5,209,835	—	—	5,209,835
Telecommunications	76,783,477	—	67,012,126	143,795,603
Rights	—	—	233,757	233,757
Corporate Bonds*	—	10,171,772	—	10,171,772
Mutual Funds	67,936,551	—	—	67,936,551
Private Investments	—	—	1,016,500	1,016,500
Purchased Options	329,477	—	—	329,477
Short-Term Investments	394,672,658	—	—	394,672,658
TOTAL	$1,199,415,777	$10,171,772	$105,451,452	$1,315,039,001

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$3,861,937	$—	$3,861,937
Equity Swaps	199	—	—	199
Liabilities
Common Stocks*	(112,546,555)	—	—	(112,546,555)
Exchange-Traded Funds	(14,696,735)	—	—	(14,696,735)
Forward Foreign Currency Exchange Contracts	—	(6,935,672)	—	(6,935,672)
TOTAL	$(127,243,091)	$(3,073,735)	$—	$(130,316,826)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

Quarterly Report | August 31, 2020

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2020:

Investments in Securities	Balance as of May 31, 2020	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2020	Net change in Unrealized Appreciation (Depreciation) from investments still held as of August 31, 2020
Common Stocks	$65,345,698	$676,691	$931,545	$30,035,433	$(72,154,390)	$79,366,218	$-	$104,201,195	$1,262,260
Rights	840,340	567,862	(469,633)	228,834	(933,646)	-	-	233,757	4,923
Private Investments	0	-	(10,288)	1,026,788	-	-	-	1,016,500	(10,288)
Total	$66,186,038	$1,244,553	$451,624	$31,291,055	$(73,088,036)	$79,366,218	$-	$105,451,452	$1,256,895

1

Water Island Diversified Event-Driven Fund	Portfolio of Investments
August 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 85.54%
Auto Parts & Equipment - 3.20%
Delphi Technologies Plc(a)(b)	194,274	$3,374,539

Biotechnology - 2.45%
Pacific Biosciences of California, Inc.(a)(b)	392,141	2,588,131

Commercial Services - 0.31%
CoreLogic, Inc.(b)	4,941	328,082

Computers & Computer Services - 5.61%
58.COM, Inc., Class A(a)	194,588	5,386,196
HIQ International AB(a)	27,391	222,933
Perspecta, Inc.	14,901	309,494
		5,918,623

Diversified Financial Services - 12.80%
E*TRADE Financial Corp.	135,465	7,328,657
TD Ameritrade Holding Corp.(b)	161,174	6,185,858
		13,514,515

Energy - Alternate Sources - 1.13%
Championx Corp.(a)(b)	48,732	499,016
Vivint Solar, Inc.(a)(b)	22,589	697,548
		1,196,564

Engineering & Construction - 0.37%
AECOM(a)	9,762	385,697

Entertainment - 0.25%
Cineplex, Inc.	35,127	266,613

Food - 0.31%
Whole Earth Brands, Inc.(a)	41,352	331,229

Healthcare - Products - 6.14%
QIAGEN N.V.(a)	23,335	1,185,439
Varian Medical Systems, Inc.(a)	18,873	3,277,674
Wright Medical Group N.V.(a)	66,829	2,020,241
		6,483,354

Healthcare - Services - 1.29%
Cellular Biomedicine Group, Inc.(a)	27,757	515,725
Metlifecare Ltd.	211,513	846,302
		1,362,027

Insurance - 6.48%
National General Holdings Corp.	119,257	4,060,701
Willis Towers Watson Plc(b)	13,529	2,780,615
		6,841,316

Internet - 3.86%
Grubhub, Inc.(a)(b)	41,126	2,975,466
IAC/InterActiveCorp(a)	4,086	543,397

Quarterly Report | August 31, 2020

Water Island Diversified Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 85.54% (Continued)
Internet - 3.86% (Continued)
Masmovil Ibercom SA(a)	20,868	$558,820
		4,077,683

Leisure Time - 0.35%
Callaway Golf Co.(b)	17,463	364,278

Media - 0.32%
TEGNA, Inc.(b)	26,933	337,201

Oil & Gas - 3.46%
Montage Resources Corp.(a)	93,846	484,245
Noble Energy, Inc.	318,622	3,170,289
		3,654,534

Packaging & Containers - 1.58%
IPL Plastics, Inc.(a)	218,305	1,665,301

Pharmaceuticals - 3.45%
Aimmune Therapeutics, Inc.(a)	22,650	775,083
Momenta Pharmaceuticals, Inc.(a)	25,237	1,316,614
Paratek Pharmaceuticals, Inc.(a)	50,853	233,924
Principia Biopharma, Inc.(a)	13,164	1,316,532
		3,642,153

Pipelines - 0.93%
CNX Midstream Partners LP(a)	101,621	976,578

Real Estate Investment Trusts - 4.19%
Front Yard Residential Corp.(b)	28,232	275,262
Taubman Centers, Inc.(b)	108,229	4,145,171
		4,420,433

Retail - 0.50%
Hudson Ltd., Class A(a)	70,522	531,736

Semiconductors - 0.98%
Maxim Integrated Products, Inc.	15,120	1,034,813

Software - 2.59%
Cloudera, Inc.(a)(b)	11,456	151,334
MINDBODY, Inc., Class A(a)(c)	48,463	1,768,899
NetEnt AB(a)	47,385	454,687
Rosetta Stone, Inc.(a)	11,839	359,669
		2,734,589

Special Purpose Acquisition Companies - 5.62%
Artius Acquisition, Inc.(a)	16,204	162,850
Ascendant Digital Acquisition Corp.(a)	28,890	293,233
CC Neuberger Principal Holdings I, Class A(a)	46,017	473,055
CC Neuberger Principal Holdings II(a)	16,171	164,378
CF Finance Acquisition Corp., Class A(a)	24,177	250,474
Churchill Capital Corp. IV(a)	26,954	267,923
Deerfield Healthcare Technology Acquisitions Corp.(a)	2,709	27,930
Fast Acquisition Corp.(a)	54,672	543,986

www.arbitragefunds.com | 1-800-295-4485

Water Island Diversified Event-Driven Fund	Portfolio of Investments
August 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 85.54% (Continued)
Special Purpose Acquisition Companies - 5.62% (Continued)
Foley Trasimene Acquisition Corp., Class A(a)	21,186	$213,979
Fusion Acquisition Corp.(a)	21,193	212,566
Graf Industrial Corp.(a)	13,072	260,917
Haymaker Acquisition Corp. II, Class A(a)	35,102	353,828
Hennessy Capital Acquisition Corp. IV, Class A(a)	62,301	672,228
Hudson Executive Investment Corp., Class A(a)	26,482	260,053
LF Capital Acquisition Corp., Class A(a)	37,800	398,412
Live Oak Acquisition Corp., Class A(a)	18,671	183,536
Pivotal Investment Corp. II, Class A(a)	26,832	270,735
Sustainable Opportunities Acquisition Corp., Class A(a)	13,337	131,236
Trebia Acquisition Corp., Class A(a)	21,186	210,801
Trine Acquisition Corp., Class A(a)	51,295	574,504
		5,926,624
Telecommunications - 17.37%
Acacia Communications, Inc.(a)(b)	78,051	5,266,881
Cincinnati Bell, Inc.(a)(b)	109,283	1,645,802
GCI Liberty, Inc., Class A(a)(b)	18,565	1,499,681
Gilat Satellite Networks Ltd.(a)	176,293	950,219
LogMeIn, Inc.(c)	93,555	8,050,408
Sunrise Communications Group AG(a)(d)	7,726	918,795
		18,331,786

TOTAL COMMON STOCKS
(Cost $89,117,257)		90,288,399
RIGHTS - 0.04%
Stemline Therapeutics, Inc. CVR(c)	121,306	40,892

TOTAL RIGHTS
(Cost $40,031)		40,892

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 6.22%
Commercial Services - 1.65%
Nielsen Co. Luxembourg SARL (The)(b)(d)	10/01/2021	5.500%	$1,095,000	$1,096,369
Refinitiv US Holdings, Inc.(d)	05/15/2026	6.250%	608,000	652,840
				1,749,209

Entertainment - 1.60%
Stars Group Holdings B.V. / Stars Group US Co-Borrower LLC(d)	07/15/2026	7.000%	1,585,000	1,689,610

Healthcare - Services - 1.39%
Polaris Intermediate Corp., (8.50% Cash or 9.25% PIK)(d)	12/01/2022	8.500%	1,442,000	1,465,432

Quarterly Report | August 31, 2020

Water Island Diversified Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2020 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 6.22% (Continued)
Oil & Gas - 0.30%
Northern Oil and Gas, Inc., (8.50% Cash + 1.00% PIK)	05/15/2023	8.500%	$366,000	$315,675

Telecommunications - 1.28%
Cincinnati Bell, Inc.(d)	07/15/2024	7.000%	1,305,000	1,349,044

TOTAL CORPORATE BONDS
(Cost $6,614,404)				6,568,970

CONVERTIBLE CORPORATE BONDS - 1.72%
Entertainment - 0.33%
Cineplex, Inc.(d)	09/30/2025	5.750%	392,000	348,618

Pharmaceuticals - 1.39%
Dermira, Inc.(b)	05/15/2022	3.000%	1,430,000	1,464,320

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $1,731,572)				1,812,938

	Shares	Value
WARRANTS - 0.36%
Special Purpose Acquisition Companies - 0.35%
CC Neuberger Principal Holdings I, Class A, Exercise Price $11.50, Expires 12/31/2025(a)	15,339	19,940
Foley Trasimene Acquisition Corp., Class A, Exercise Price $11.50, Expires 07/17/2025(a)	7,062	10,946
Fortress Value Acquisition Corp., Class A, Exercise Price $11.50, Expires 05/04/2027(a)	9,263	28,345
Graf Industrial Corp., Exercise Price $11.50, Expires 12/31/2025(a)	42,707	151,610
Hudson Executive Investment Corp.,Class A, Exercise Price $11.50, Expires 06/21/2025(a)	13,241	10,593
Live Oak Acquisition Corp., Class A, Exercise Price $11.50, Expires 05/08/2027(a)	26,994	23,215
Spartan Energy Acquisition Corp., Class A, Exercise Price $11.50, Expires 10/01/2023(a)	26,075	92,436
Sustainable Opportunities Acquisition Corp.,Class A, Exercise Price $11.50, Expires 06/26/2025(a)	20,245	18,737
Trebia Acquisition Corp., Class A, Exercise Price $11.50, Expires 12/31/2025(a)	7,062	9,534
		365,356
Telecommunications - 0.01%
Avaya Holdings Corp., Exercise Price $25.55, Expires 12/15/2022(a)	5,548	9,570

TOTAL WARRANTS
(Cost $136,783)		374,926

PREFERRED STOCKS - 0.08%
Insurance - 0.08%
National General Holdings Corp., Series B, 7.500%	3,430	87,225

www.arbitragefunds.com | 1-800-295-4485

Water Island Diversified Event-Driven Fund	Portfolio of Investments
August 31, 2020 (unaudited)

	Shares	Value
PREFERRED STOCKS - 0.08% (Continued)

TOTAL PREFERRED STOCKS
(Cost $86,474)		87,225

PRIVATE INVESTMENTS(e) - 0.08%
Fast Capital LLC(a)(c)	22,800	$22,800
Fuse LLC(a)(c)	56,600	56,600

TOTAL PRIVATE INVESTMENTS
(Cost $80,202)		79,400

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.05%
Put Options Purchased - 0.05%
iShares iBoxx $ Investment Grade Corporate Bond ETF	01/2021	$130.00	$2,644,200	195	$38,123
iShares Russell 2000 ETF	01/2021	142.00	310,860	20	14,160

TOTAL PUT OPTIONS PURCHASED
(Cost $47,564)					52,283

TOTAL PURCHASED OPTIONS
(Cost $47,564)					52,283

Total Investments - 94.09%
(Cost $97,854,287)					99,305,033

Other Assets in Excess of Liabilities - 5.91%(f)					6,241,971

NET ASSETS - 100.00%					$105,547,004

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for short sales or forward foreign currency exchange contracts. At August 31, 2020, the aggregate fair market value of those securities was $23,728,969, representing 22.48% of net assets.
(c)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of August 31, 2020, the total fair market value of these securities was $9,939,599, representing 9.42% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2020, these securities had a total value of $7,520,708 or 7.13% of net assets.
(e)	Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.
(f)	Includes cash held as collateral for short sales.

Quarterly Report | August 31, 2020

Water Island Diversified Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2020 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (11.33%)
Commercial Services - (0.06%)
Booz Allen Hamilton Holding Corp., Class A	(779)	$(68,599)
Computers & Computer Services - (0.10%)
CACI International, Inc., Class A	(222)	(51,990)
Science Applications International Corp.	(646)	(53,915)
		(105,905)
Energy - Alternate Sources - (0.76%)
Maxeon Solar Technologies Ltd.	(4,821)	(100,180)
Sunrun, Inc.	(12,429)	(702,922)
		(803,102)
Engineering & Construction - (0.30%)
Jacobs Engineering Group, Inc.	(1,161)	(104,803)
Stantec, Inc.	(3,670)	(119,312)
WSP Global, Inc.	(1,366)	(92,673)
		(316,788)
Entertainment - (0.44%)
Evolution Gaming Group AB	(6,189)	(463,506)
Environmental Control - (1.61%)
Advanced Disposal Services, Inc.	(52,770)	(1,589,960)
Tetra Tech, Inc.	(1,229)	(113,449)
		(1,703,409)
Food - (2.91%)
Just Eat Takeaway.com N.V.	(27,595)	(3,070,440)
Internet - (0.69%)
ANGI Homeservices, Inc., Class A	(15,200)	(210,900)
Meet Group, Inc.	(72,944)	(459,547)
Uber Technologies, Inc.	(1,572)	(52,866)
		(723,313)
Leisure Time - (0.14%)
Acushnet Holdings Corp.	(4,268)	(150,618)
Media - (1.61%)
Liberty Broadband Corp.	(10,768)	(1,508,489)
Nexstar Media Group, Inc., Class A	(1,999)	(191,924)
		(1,700,413)
Oil & Gas - (1.39%)
CNX Resources Corp.	(89,425)	(980,098)
Southwestern Energy Co.	(175,079)	(486,720)
		(1,466,818)
Real Estate Investment Trusts - (0.12%)
American Homes 4 Rent, Class A	(2,076)	(59,457)

www.arbitragefunds.com | 1-800-295-4485

Water Island Diversified Event-Driven Fund	Portfolio of Investments
August 31, 2020 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (11.33%) (Continued)
Real Estate Investment Trusts - (0.12)% (Continued)
Invitation Homes, Inc.	(2,177)	$(62,327)
		(121,784)
Retail - (0.53%)
Tiffany & Co.	(4,529)	(554,802)
Semiconductors - (0.50%)
Analog Devices, Inc.	(4,551)	(531,921)
Telecommunications - (0.17%)
Cincinnati Bell, Inc.	(12,017)	(180,976)
TOTAL COMMON STOCKS
(Proceeds $10,978,217)		(11,962,394)
EXCHANGE-TRADED FUNDS - (2.02%)
Equity Funds - (2.02%)
Health Care Select Sector SPDR® Fund	(1,502)	(162,607)
iShares MSCI Australia ETF	(910)	(18,919)
iShares Russell 2000 Growth ETF	(5,534)	(1,253,562)
iShares Russell 2000 Value ETF	(406)	(42,565)
iShares Russell Mid-Cap Growth ETF	(307)	(53,897)
iShares U.S. Real Estate ETF	(1,881)	(154,712)
VanEck Vectors Oil Services ETF	(3,557)	(445,763)
		(2,132,025)
TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $2,099,161)		(2,132,025)
TOTAL SECURITIES SOLD SHORT
(Proceeds $13,077,378)		$(14,094,419)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co./ Monthly	Morgan Stanley	Received 1 Month LIBOR Minus 40 bps (-0.245%)	07/29/2021	$—	$—	$—	$7,385,697	$—
Morgan Stanley & Co./ Monthly	Analog Devices, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.310%)	08/19/2021	—	—	—	581,478	—
Morgan Stanley & Co./ Monthly	Aon Plc	Received 1 Month-Federal Rate Minus 40 bps (-0.310%)	08/19/2021	—	—	—	2,922,054	—
Morgan Stanley & Co./ Monthly	Borgwarner, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.310%)	08/19/2021	—	—	—	3,399,047	—
Morgan Stanley & Co./ Monthly	Chevron Corp.	Received 1 Month-Federal Rate Minus 40 bps (-0.310%)	08/19/2021	—	—	—	3,184,976	—
Morgan Stanley & Co./ Monthly	Charles Schwab Corp.	Received 1 Month-Federal Rate Minus 40 bps (-0.310%)	08/19/2021	—	—	—	6,205,989	—
						$—	$23,679,241	$—

Quarterly Report | August 31, 2020

Water Island Diversified Event-Driven Fund	Portfolio of Investments
August 31, 2020

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	418,000	USD	310,580	Goldman Sachs & Co.	09/15/2020	$9,899
EUR	3,149,700	USD	3,601,698	Goldman Sachs & Co.	09/15/2020	158,057
NZD	115,200	USD	75,080	Goldman Sachs & Co.	09/15/2020	2,517
SEK	307,800	USD	34,340	Goldman Sachs & Co.	09/15/2020	1,250
USD	70,930	SEK	612,000	Goldman Sachs & Co.	09/15/2020	167
						$171,890

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	47,300	USD	36,294	Goldman Sachs & Co.	09/15/2020	$(29)
USD	2,485,083	CAD	3,346,000	Goldman Sachs & Co.	09/15/2020	(80,290)
USD	862,233	CHF	783,600	Goldman Sachs & Co.	09/15/2020	(4,962)
EUR	294,200	USD	351,271	Goldman Sachs & Co.	09/15/2020	(89)
USD	5,617,347	EUR	4,907,900	Goldman Sachs & Co.	09/15/2020	(241,151)
USD	903,642	NZD	1,384,300	Goldman Sachs & Co.	09/15/2020	(28,801)
SEK	42,700	USD	4,938	Goldman Sachs & Co.	09/15/2020	(1)
USD	180,956	SEK	1,582,200	Goldman Sachs & Co.	09/15/2020	(1,989)
						$(357,312)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United Kingdom	5.83%
Cayman Islands	5.10%
Netherlands	4.63%
Canada	2.16%
Luxembourg	1.04%
Israel	0.90%
Switzerland	0.87%
New Zealand	0.80%
Sweden	0.64%
Spain	0.53%
United States Virgin Islands	0.26%
United States	71.33%
Other Assets in Excess of Liabilities	5.91%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Quarterly Report | August 31, 2020

Water Island Diversified Event-Driven Fund	Portfolio of Investments (Continued)
August 31, 2020 (unaudited)

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
B.V. - Besloten Vennootschap is the Dutch term for private limited liability company.
CAD - Canadian dollar
CHF - Swiss franc
CVR - Contingent Value Rights
ETF - Exchange-Traded Fund
EUR - Euro
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited
MSCI - Morgan Stanley Capital International
N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
NZD - New Zealand dollar
PIK - Payment-in-kind
Plc - Public Limited Company
SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.
SARL - Société Anonyme à Responsabilité Limitée is the French term for limited liability company.
SEK - Swedish krona
SPDR - Standard & Poor's Depositary Receipt
USD - United States Dollar

www.arbitragefunds.com | 1-800-295-4485

Water Island Diversified Event-Driven Fund	Portfolio of Investments
August 31, 2020 (unaudited)

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Auto Parts & Equipment	$3,374,539	$—	$—	$3,374,539
Biotechnology	2,588,131	—	—	2,588,131
Commercial Services	328,082	—	—	328,082
Computers & Computer Services	5,918,623	—	—	5,918,623
Diversified Financial Services	13,514,515	—	—	13,514,515
Energy - Alternate Sources	1,196,564	—	—	1,196,564
Engineering & Construction	385,697	—	—	385,697
Entertainment	266,613	—	—	266,613
Food	331,229	—	—	331,229
Healthcare - Products	6,483,354	—	—	6,483,354
Healthcare - Services	1,362,027	—	—	1,362,027
Insurance	6,841,316	—	—	6,841,316
Internet	4,077,683	—	—	4,077,683
Leisure Time	364,278	—	—	364,278
Media	337,201	—	—	337,201
Oil & Gas	3,654,534	—	—	3,654,534
Packaging & Containers	1,665,301	—	—	1,665,301
Pharmaceuticals	3,642,153	—	—	3,642,153
Pipelines	976,578	—	—	976,578
Real Estate Investment Trusts	4,420,433	—	—	4,420,433
Retail	531,736	—	—	531,736
Semiconductors	1,034,813	—	—	1,034,813
Software	965,690	—	1,768,899	2,734,589
Special Purpose Acquisition Companies	5,926,624	—	—	5,926,624
Telecommunications	10,281,378	—	8,050,408	18,331,786
Rights	—	—	40,892	40,892
Corporate Bonds*	—	6,568,970	—	6,568,970
Convertible Corporate Bonds*	—	1,812,938	—	1,812,938
Warrants	365,356	9,570	—	374,926
Preferred Stocks*	87,225	—	—	87,225
Private Investments	—	—	79,400	79,400
Purchased Options	52,283	—	—	52,283
TOTAL	$80,973,956	$8,391,478	$9,939,599	$99,305,033

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$171,890	$—	$171,890
Equity Swaps	0	—	—	0
Liabilities
Common Stocks*	(11,962,394)	—	—	(11,962,394)
Exchange-Traded Funds	(2,132,025)	—	—	(2,132,025)
Forward Foreign Currency Exchange Contracts	—	(357,312)	—	(357,312)
TOTAL	$(14,094,419)	$(185,422)	$—	$(14,279,841)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

Quarterly Report | August 31, 2020

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2020:

Investments in Securities	Balance as of May 31, 2020	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2020	Net change in Unrealized Appreciation (Depreciation) from investments still held as of August 31, 2020
Common Stock	$2,731,749	$33,758	$100,317	$67,070	$(1,690,949)	$8,577,362	$-	$9,819,307	$117,850
Private Investments	-	-	(802)	80,202	-	-	-	$79,400	(802)
Rights	-	-	861	40,031	-	-	-	$40,892	861
Total	$2,731,749	$33,758	$100,376	$187,303	$(1,690,949)	$8,577,362	$-	$9,939,599	$117,909

Water Island Credit Opportunities Fund	Portfolio of Investments
August 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 0.85%
Auto Parts & Equipment - 0.85%
BorgWarner, Inc.	13,395	$543,703

TOTAL COMMON STOCKS
(Cost $407,885)		543,703

	Maturity Date	Rate	Principal Amount	Value
BANK LOANS - 4.64%
Commercial Services - 4.64%
Refinitiv US Holdings, Inc., 2018 USD Term Loan B, Variable Rate, (1 mo. USD LIBOR plus 3.250%)	10/01/2025	3.406%	$992,443	$985,263
WCA Waste Corp., 2016 Term Loan(a)	08/12/2023	TBD	2,000,000	1,996,250
				2,981,513

TOTAL BANK LOANS
(Cost $2,994,100)				2,981,513

CORPORATE BONDS - 69.59%
Aerospace & Defense - 4.70%
Boeing Co. (The)	05/01/2050	5.805%	1,750,000	2,090,568
Triumph Group, Inc.	06/01/2022	5.250%	1,187,000	925,860
				3,016,428

Auto Manufacturers - 4.56%
Navistar International Corp.(b)
	05/01/2025	9.500%	750,000	855,000
	11/01/2025	6.625%	2,032,000	2,074,063
				2,929,063

Auto Parts & Equipment - 2.82%
Delphi Technologies Plc(b)(c)	10/01/2025	5.000%	1,581,000	1,812,221

Banks - 1.42%
Truist Bank, Variable Rate, (3 mo. USD LIBOR plus 0.65%)(c)	03/15/2028	0.963%	1,000,000	911,599

Commercial Services - 7.72%
APX Group, Inc.	12/01/2022	7.875%	458,000	463,015
MPH Acquisition Holdings LLC(b)	06/01/2024	7.125%	1,000,000	1,015,300
Nielsen Co. Luxembourg SARL (The)(b)	10/01/2021	5.500%	1,254,000	1,255,567
Refinitiv US Holdings, Inc.(b)(c)	05/15/2026	6.250%	2,069,000	2,221,589
				4,955,471

Computers & Computer Services - 3.99%
Dell International LLC / EMC Corp.(b)	06/15/2021	4.420%	539,000	552,955
Dell International LLC / EMC Corp.(b)(c)	10/01/2026	4.900%	1,000,000	1,131,441
NCR Corp.	07/15/2022	5.000%	882,000	880,474
				2,564,870

Quarterly Report | August 31, 2020

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2020 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 69.59% (Continued)
Electrical Components & Equipment - 1.31%
WESCO Distribution, Inc.	12/15/2021	5.375%	$833,000	$838,598

Entertainment - 4.68%
Stars Group Holdings B.V. / Stars Group US Co-Borrower LLC(b)	07/15/2026	7.000%	2,820,000	3,006,120

Environmental Control - 1.61%
Advanced Disposal Services, Inc.(b)	11/15/2024	5.625%	1,000,000	1,033,750

Food - 1.98%
TreeHouse Foods, Inc.	03/15/2022	4.875%	1,270,000	1,271,270

Healthcare - Services - 1.75%
Polaris Intermediate Corp., (8.50% Cash or 9.25% PIK)(b)	12/01/2022	8.500%	1,105,000	1,122,956

Household Products - 2.51%
Avon International Operations, Inc.(b)	08/15/2022	7.875%	1,595,000	1,614,331

Insurance - 1.72%
Fidelity & Guaranty Life Holdings, Inc.(b)	05/01/2025	5.500%	1,000,000	1,102,500

Media - 0.76%
Walt Disney Co. (The)(c)	09/01/2049	2.750%	500,000	490,284

Office/Business Equip - 2.47%
Xerox Corp.	05/15/2021	4.500%	1,553,000	1,583,656

Oil & Gas - 10.12%
Montage Resources Corp.	07/15/2023	8.875%	1,450,000	1,482,625
Noble Energy, Inc.	11/15/2043	5.250%	520,000	690,308
Northern Oil and Gas, Inc., (8.50% Cash + 1.00% PIK)	05/15/2023	8.500%	1,709,238	1,474,218
QEP Resources, Inc.	03/01/2021	6.875%	2,780,000	2,852,975
				6,500,126

Pipelines - 5.03%
Midwest Connector Capital Co. LLC(b)	04/01/2024	3.900%	500,000	502,785
NuStar Logistics LP
	09/01/2020	4.800%	1,692,000	1,692,000
	02/01/2021	6.750%	1,025,000	1,033,415
				3,228,200

Retail - 1.39%
Carvana Co.(b)	10/01/2023	8.875%	850,000	890,630

Semiconductors - 0.40%
Microchip Technology, Inc.	06/01/2021	3.922%	250,000	255,671

Telecommunications - 8.65%
Cincinnati Bell, Inc.(b)
	07/15/2024	7.000%	2,300,000	2,377,625
	10/15/2025	8.000%	2,000,000	2,137,800

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund	Portfolio of Investments
August 31, 2020 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 69.59% (Continued)
Telecommunications - 8.65% (Continued)
Hughes Satellite Systems Corp.	06/15/2021	7.625%	$1,000,000	$1,037,500
				5,552,925

TOTAL CORPORATE BONDS
(Cost $43,847,536)				44,680,669

CONVERTIBLE CORPORATE BONDS - 18.14%
Entertainment - 0.78%
Cineplex, Inc.(b)	09/30/2025	5.750%	567,000	504,251

Pharmaceuticals - 5.44%
Dermira, Inc.	05/15/2022	3.000%	1,938,000	1,984,512
Jazz Investments I Ltd.	08/15/2021	1.875%	1,500,000	1,506,563
				3,491,075

Semiconductors - 6.69%
ON Semiconductor Corp.(c)	12/01/2020	1.000%	2,000,000	2,380,214
Synaptics, Inc.(c)	06/15/2022	0.500%	1,500,000	1,914,782
				4,294,996

Software - 5.23%
Nuance Communications, Inc.(c)	12/15/2035	1.000%	1,000,000	1,340,600
Verint Systems, Inc.(c)	06/01/2021	1.500%	2,000,000	2,016,317
				3,356,917

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $10,282,772)				11,647,239

	Shares	Value
WARRANTS - 0.01%
Telecommunications - 0.01%
Avaya Holdings Corp., Exercise Price $25.55, Expires 12/15/2022(d)	3,017	5,204

TOTAL WARRANTS
(Cost $0)		5,204

PREFERRED STOCKS - 2.04%
Insurance - 0.16%
National General Holdings Corp., Series B, 7.500%	3,969	100,932
National General Holdings Corp., Series C, 7.500%	10	262
		101,194

Real Estate Investment Trusts - 1.88%
Taubman Centers, Inc., Series J, 6.500%	56,471	1,207,915

TOTAL PREFERRED STOCKS
(Cost $1,375,735)		1,309,109

Quarterly Report | August 31, 2020

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2020 (unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(d) - 0.54%
Call Options Purchased - 0.54%
AECOM	09/2020	$42.50	$296,325	75	$5,438
Boeing Co.(The)	10/2020	200.00	343,640	20	12,950
Carvana Co.
	11/2020	200.00	64,788	3	11,722
	11/2020	210.00	129,576	6	20,355
Nielsen Holdings Plc	11/2020	15.00	382,000	250	38,125
NuStar Energy LP	09/2020	15.00	609,750	450	7,875
QEP Resources, Inc.	09/2020	3.00	70,200	540	1,350
SPDR S&P 500 ETF Trust	09/2020	320.00	2,619,825	75	231,900
Triumph Group, Inc.
	09/2020	7.50	180,750	250	10,625
	09/2020	10.00	361,500	500	3,750
Xerox Holdings Corp.	10/2020	25.00	660,100	350	4,375

TOTAL CALL OPTIONS PURCHASED
(Cost $415,842)					348,465

TOTAL PURCHASED OPTIONS
(Cost $415,842)					348,465

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 3.34%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund Government Portfolio, Institutional Class	0.020	%(e)	1,073,636	1,073,636
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.160	%(e)	1,073,636	1,073,636
				2,147,272

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,147,272)				2,147,272

Total Investments - 99.15%
(Cost $61,471,142)				63,663,174

Other Assets in Excess of Liabilities - 0.85%(f)				544,156

NET ASSETS - 100.00%				$64,207,330

Portfolio Footnotes

(a)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2020, these securities had a total value of $25,210,884 or 39.26% of net assets.
(c)	Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At August 31, 2020, the aggregate fair market value of those securities was $10,198,431, representing 15.88% of net assets.
(d)	Non-income-producing security.
(e)	Rate shown is the 7-day effective yield as of August 31, 2020.
(f)	Includes cash held as collateral for short sales and written option contracts.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2020 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (10.05%)
Aerospace & Defense - (0.58%)
Boeing Co.(The)	(500)	$(85,910)
Triumph Group, Inc.	(40,100)	(289,923)
		(375,833)
Auto Parts & Equipment - (0.84%)
Delphi Technologies Plc	(31,100)	(540,207)
Commercial Services - (0.29%)
Nielsen Holdings Plc	(12,000)	(183,360)
Engineering & Construction - (0.13%)
AECOM	(2,100)	(82,971)
Food - (0.07%)
TreeHouse Foods, Inc.	(1,000)	(42,810)
Household Products - (0.70%)
Edgewell Personal Care Co.	(15,700)	(450,747)
Pharmaceuticals - (0.31%)
Jazz Pharmaceuticals Plc	(1,500)	(201,585)
Retail - (0.24%)
Carvana Co.	(700)	(151,172)
Semiconductors - (4.21%)
ON Semiconductor Corp.	(76,900)	(1,643,353)
Synaptics, Inc.	(12,400)	(1,058,092)
		(2,701,445)
Software - (1.46%)
Nuance Communications, Inc.	(30,300)	(907,788)
Verint Systems, Inc.	(600)	(28,536)
		(936,324)
Telecommunications - (1.22%)
Cincinnati Bell, Inc.	(43,400)	(653,604)
EchoStar Corp., Class A	(4,500)	(132,210)
		(785,814)
TOTAL COMMON STOCKS
(Proceeds $5,616,415)		(6,452,268)

	Maturity Date	Rate	Principal Amount	Value
U.S. TREASURY & GOVERNMENT AGENCIES - (5.96%)
Sovereign - (5.96%)
U.S. Treasury Bond	11/15/2049	2.375%	(268,000)	(325,578)
U.S. Treasury Bond	02/15/2050	2.000%	(1,990,000)	(2,239,683)
U.S. Treasury Note	02/28/2022	1.125%	(140,000)	(142,040)
U.S. Treasury Note	02/28/2025	1.125%	(1,080,000)	$(1,122,778)
				(3,830,079)
TOTAL U.S. TREASURY & GOVERNMENT AGENCIES
(Proceeds $3,894,027)				(3,830,079)

TOTAL SECURITIES SOLD SHORT
(Proceeds $9,510,442)				$(10,282,347)

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2020 (unaudited)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Put Options
Boeing Co.(The)	10 /2020	$170.00	(171,820)	$(10)	$(14,075)
Carvana Co.
	11 /2020	180.00	(64,788)	(3)	(4,447)
	11 /2020	190.00	(64,788)	(3)	(5,423)
TOTAL WRITTEN PUT OPTIONS
(Premiums received $25,257)					(23,945)

TOTAL WRITTEN OPTIONS
(Premiums received $25,257)					$(23,945)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Morgan Stanley & Co./Monthly	SPDR Bloomberg Barclays High Yield Bond ETF	Received 1 Month-Federal Rate Minus 40 Bps (-0.310%)	08/19/2021	$—	$—	$—	$1,469,925	$—
Morgan Stanley & Co./Monthly	iShares iBoxx $Investment Grade Corporate Bond ETF	Received 1 Month-Federal Rate Minus 40 Bps (-0.310%)	08/19/2021	—	—	—	1,166,160	—
Morgan Stanley & Co./Monthly	NuStar Energy LP	Received 1 Month-Federal Rate Minus 40 Bps (-0.310%)	08/19/2021	—	—	—	257,450	—
						$—	$2,893,535	$—

Quarterly Report | August 31, 2020

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2020 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	69,400	USD	51,873	Goldman Sachs & Co.	09/15/2020	$1,336

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	507,899	CAD	687,400	Goldman Sachs & Co.	09/15/2020	$(19,130)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Netherlands	4.68%
United Kingdom	2.82%
Ireland	2.35%
Luxembourg	1.96%
Canada	0.78%
United States	86.56%
Other Assets in Excess of Liabilities	0.85%
100.00%

(a)           These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

ETF - Exchange-Traded Fund

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

PIK - Payment-in-kind

Plc - Public Limited Company

SARL - Société Anonyme à Responsabilité Limitée is the French term for limited liability company.

S&P - Standard & Poor's

SPDR - Standard & Poor's Depositary Receipt

TBD - To Be Determined

USD - United States Dollar

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
August 31, 2020 (unaudited)

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$543,703	$—	$—	$543,703
Bank Loans	—	2,981,513	—	2,981,513
Corporate Bonds*	—	44,680,669	—	44,680,669
Convertible Corporate Bonds*	—	11,647,239	—	11,647,239
Warrants	—	5,204	—	5,204
Preferred Stocks*	1,309,109	—	—	1,309,109
Purchased Options	348,465	—	—	348,465
Short-Term Investments	2,147,272	—	—	2,147,272
TOTAL	$4,348,549	$59,314,625	$—	$63,663,174

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,336	$—	$1,336
Equity Swaps	0	—	—	0
Liabilities
Common Stocks*	(6,452,268)	—	—	(6,452,268)
U.S. Treasury & Government Agencies	—	(3,830,079)	—	(3,830,079)
Written Options	(23,945)	—	—	(23,945)
Forward Foreign Currency Exchange Contracts	—	(19,130)	—	(19,130)
TOTAL	$(6,476,213)	$(3,847,873)	$—	$(10,324,086)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

Quarterly Report | August 31, 2020

Water Island Long/Short Fund	Portfolio of Investments
August 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 72.73%
Biotechnology - 1.23%
Pacific Biosciences of California, Inc.(a)(b)	3,937	$25,984

Commercial Services - 1.86%
CoreLogic, Inc.(b)	477	31,673
IWG Plc	2,000	7,528
		39,201

Computers & Computer Services - 2.26%
Perspecta, Inc.(b)	2,298	47,730

Energy - Alternate Sources - 2.59%
Championx Corp.(a)(b)	5,331	54,589

Engineering & Construction - 5.89%
AECOM(a)(b)	1,850	73,093
frontdoor, Inc.(a)(b)	1,175	51,195
		124,288

Food - 2.92%
Whole Earth Brands, Inc.(a)	7,685	61,557

Internet - 6.05%
Grubhub, Inc.(a)(b)	608	43,989
IAC/InterActiveCorp(a)	365	48,541
NortonLifeLock, Inc.(b)	1,500	35,280
		127,810

Leisure Time - 3.29%
Callaway Golf Co.	3,330	69,464

Media - 10.73%
Liberty Broadband Corp., Class A(a)(b)	835	115,389
Kabel Deutschland Holding AG	553	68,632
TEGNA, Inc.	3,403	42,605
		226,626

Miscellaneous Manufacturing - 1.26%
Trane Technologies Plc(b)	225	26,638

Pharmaceuticals - 3.64%
McKesson Europe AG	2,223	69,769
Paratek Pharmaceuticals, Inc.(a)(b)	1,518	6,983
		76,752

Real Estate Investment Trusts - 2.04%
Front Yard Residential Corp.(b)	4,410	42,998

Software - 1.99%
Change Healthcare, Inc.(a)(b)	900	12,735
Cloudera, Inc.(a)(b)	2,214	29,247
		41,982

Special Purpose Acquisition Companies - 22.65%
Artius Acquisition, Inc.(a)	1,022	10,271

Quarterly Report | August 31, 2020

Water Island Long/Short Fund	Portfolio of Investments (Continued)
August 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 72.73% (Continued)
Special Purpose Acquisition Companies - 22.65% (Continued)
Ascendant Digital Acquisition Corp.(a)	1,707	$17,326
CC Neuberger Principal Holdings I, Class A(a)	3,981	40,925
CC Neuberger Principal Holdings II(a)	1,009	10,256
CF Finance Acquisition Corp., Class A(a)	1,813	18,783
Churchill Capital Corp. IV(a)	1,684	16,739
Deerfield Healthcare Technology Acquisitions Corp.(a)	169	1,742
Fast Acquisition Corp.(a)	3,526	35,084
Foley Trasimene Acquisition Corp., Class A(a)	1,968	19,877
Fusion Acquisition Corp.(a)	2,336	23,430
Graf Industrial Corp.(a)	1,778	35,489
Haymaker Acquisition Corp. II, Class A(a)	2,672	26,934
Hennessy Capital Acquisition Corp. IV, Class A(a)	4,906	52,936
Hudson Executive Investment Corp., Class A(a)	2,462	24,177
LF Capital Acquisition Corp., Class A(a)	2,831	29,839
Live Oak Acquisition Corp., Class A(a)	1,794	17,635
Pivotal Investment Corp. II, Class A(a)(b)	2,074	20,926
Sustainable Opportunities Acquisition Corp., Class A(a)	1,281	12,605
Trebia Acquisition Corp., Class A(a)	1,968	19,581
Trine Acquisition Corp., Class A(a)	3,896	43,635
		478,190
Telecommunications - 4.33%
LogMeIn, Inc.(c)	1,063	91,471

TOTAL COMMON STOCKS
(Cost $1,418,923)		1,535,280

WARRANTS - 2.56%
Special Purpose Acquisition Companies - 2.56%
CC Neuberger Principal Holdings I, Class A, Exercise Price $11.50, Expires 12/31/2025(a)	1,327	1,725
Foley Trasimene Acquisition Corp., Class A, Exercise Price $11.50, Expires 07/17/2025(a)	656	1,017
Fortress Value Acquisition Corp., Class A, Exercise Price $11.50, Expires 05/04/2027(a)	837	2,561
Graf Industrial Corp., Exercise Price $11.50, Expires 12/31/2025(a)	7,541	26,770
Hudson Executive Investment Corp.,Class A, Exercise Price $11.50, Expires 06/21/2025(a)	1,231	985
Live Oak Acquisition Corp., Class A, Exercise Price $11.50, Expires 05/08/2027(a)	2,328	2,002
Spartan Energy Acquisition Corp., Class A, Exercise Price $11.50, Expires 10/01/2023(a)	4,688	16,619
Sustainable Opportunities Acquisition Corp.,Class A, Exercise Price $11.50, Expires 06/26/2025(a)	1,745	1,615
Trebia Acquisition Corp., Class A, Exercise Price $11.50, Expires 12/31/2025(a)	656	886
		54,180

TOTAL WARRANTS
(Cost $15,686)		54,180

www.arbitragefunds.com | 1-800-295-4485

Water Island Long/Short Fund	Portfolio of Investments
August 31, 2020 (unaudited)

	Shares	Value
PREFERRED STOCKS - 2.25%
Real Estate Investment Trusts - 2.25%
Taubman Centers, Inc., Series J, 6.500%	2,219	$47,465

TOTAL PREFERRED STOCKS
(Cost $50,192)		47,465
PRIVATE INVESTMENTS(d) - 0.07%
Fast Capital LLC(a)(c)	400	400
Fuse LLC(a)(c)	1,100	1,100

TOTAL PRIVATE INVESTMENTS
(Cost $1,516)		1,500

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 1.28%
Call Options Purchased - 0.78%
WESCO International, Inc.
	09/2020	$30.00	$32,795	7	$12,075
	10/2020	45.00	32,795	7	3,045
WillScot Mobile Mini Holdings Corp.	10/2020	17.50	17,900	10	1,350

TOTAL CALL OPTIONS PURCHASED
(Cost $4,147)					16,470

Put Options Purchased - 0.50%

iShares Russell 2000 ETF
	09/2020	105.00	186,516	12	42
	12/2020	120.00	233,145	15	3,525
	12/2020	135.00	233,145	15	6,960

TOTAL PUT OPTIONS PURCHASED
(Cost $35,749)					10,527

TOTAL PURCHASED OPTIONS
(Cost $39,896)					26,997

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 19.69%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund Government Portfolio, Institutional Class	0.020	%(e)	207,832	207,832
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.160	%(e)	207,833	207,833
				415,665

TOTAL SHORT-TERM INVESTMENTS
(Cost $415,665)				415,665

Quarterly Report | August 31, 2020

Water Island Long/Short Fund	Portfolio of Investments (Continued)
August 31, 2020 (unaudited)

Total Investments - 98.58%
(Cost $1,941,878)	2,081,087

Other Assets in Excess of Liabilities - 1.42%(f)	29,892

NET ASSETS - 100.00%	$2,110,979

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At August 31, 2020, the aggregate fair market value of those securities was $573,538, representing 27.17% of net assets.
(c)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of August 31, 2020, the total fair market value of these securities was $92,971, representing 4.40% of net assets.
(d)	Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.
(e)	Rate shown is the 7-day effective yield as of August 31, 2020.
(f)	Includes cash held as collateral for short sales and written option contracts.

www.arbitragefunds.com | 1-800-295-4485

Water Island Long/Short Fund	Portfolio of Investments
August 31, 2020 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (23.07%)
Commercial Services - (0.50%)
Booz Allen Hamilton Holding Corp., Class A	(120)	$(10,567)

Computers & Computer Services - (0.77%)
CACI International, Inc., Class A	(34)	(7,962)
Science Applications International Corp.	(100)	(8,346)
		(16,308)

Construction Materials - (1.14%)
Johnson Controls International Plc	(273)	(11,120)
Lennox International, Inc.	(46)	(12,895)
		(24,015)

Distribution/Wholesale - (2.77%)
WESCO International, Inc.	(1,250)	(58,563)

Energy - Alternate Sources - (0.25%)
Maxeon Solar Technologies Ltd.	(257)	(5,341)

Engineering & Construction - (2.94%)
Jacobs Engineering Group, Inc.	(220)	(19,859)
Stantec, Inc.	(696)	(22,627)
WillScot Mobile Mini Holdings Corp.	(100)	(1,790)
WSP Global, Inc.	(261)	(17,707)
		(61,983)

Environmental Control - (1.02%)
Tetra Tech, Inc.	(233)	(21,508)

Food - (2.15%)
Just Eat Takeaway.com N.V.	(408)	(45,397)

Food Service - (1.05%)
Aramark	(800)	(22,048)

Internet - (1.16%)
ANGI Homeservices, Inc., Class A	(1,358)	(18,842)
Uber Technologies, Inc.	(167)	(5,616)
		(24,458)

Leisure Time - (1.36%)
Acushnet Holdings Corp.	(814)	(28,726)

Media - (6.63%)
Charter Communications, Inc., Class A	(188)	(115,735)
Nexstar Media Group, Inc., Class A	(252)	(24,194)
		(139,929)

Real Estate Investment Trusts - (0.90%)
American Homes 4 Rent, Class A	(324)	(9,280)
Invitation Homes, Inc.	(340)	(9,734)
		(19,014)

Quarterly Report | August 31, 2020

Water Island Long/Short Fund	Portfolio of Investments (Continued)
August 31, 2020 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (23.07%) (Continued)
Retail - (0.43%)
Tiffany & Co.	(74)	$(9,065)

TOTAL COMMON STOCKS
(Proceeds $419,832)		(486,922)

EXCHANGE-TRADED FUNDS - (2.31%)
Equity Fund - (2.31%)
VanEck Vectors Oil Services ETF	(389)	(48,750)

TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $47,171)		(48,750)

TOTAL SECURITIES SOLD SHORT
(Proceeds $467,003)		$(535,672)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Put Options
iShares Russell 2000 ETF
	09/2020	$90.00	(186,516)	$(12)	$(36)
	12/2020	110.00	(233,145)	(15)	(2,182)
	12/2020	115.00	(233,145)	(15)	(2,783)

TOTAL WRITTEN PUT OPTIONS
(Premiums received $24,282)					(5,001)

TOTAL WRITTEN OPTIONS
(Premiums received $24,282)					$(5,001)

www.arbitragefunds.com | 1-800-295-4485

Water Island Long/Short Fund	Portfolio of Investments
August 31, 2020 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	26,610	USD	19,749	Goldman Sachs & Co.	09/15/2020	$653
EUR	2,990	USD	3,532	Goldman Sachs & Co.	09/15/2020	37
GBP	3,300	USD	4,213	Goldman Sachs & Co.	09/15/2020	200
						$890

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	2,504	CAD	3,380	Goldman Sachs & Co.	09/15/2020	$(88)
USD	133,523	EUR	117,190	Goldman Sachs & Co.	09/15/2020	(6,365)
USD	11,332	GBP	8,900	Goldman Sachs & Co.	09/15/2020	(567)
						$(7,020)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Germany	6.56%
United States Virgin Islands	2.04%
Ireland	1.26%
Switzerland	0.36%
United States	88.36%
Other Assets in Excess of Liabilities	1.42%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
CAD - Canadian dollar
ETF - Exchange-Traded Fund
EUR - Euro
GBP - British pound
LLC - Limited Liability Company
Ltd. - Limited
N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Plc - Public Limited Company
USD - United States Dollar

Quarterly Report | August 31, 2020

Water Island Long/Short Fund	Portfolio of Investments
August 31, 2020 (unaudited)

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Biotechnology	$25,984	$—	$—	$25,984
Commercial Services	39,201	—	—	39,201
Computers & Computer Services	47,730	—	—	47,730
Energy - Alternate Sources	54,589	—	—	54,589
Engineering & Construction	124,288	—	—	124,288
Food	61,557	—	—	61,557
Internet	127,810	—	—	127,810
Leisure Time	69,464	—	—	69,464
Media	226,626	—	—	226,626
Miscellaneous Manufacturing	26,638	—	—	26,638
Pharmaceuticals	76,752	—	—	76,752
Real Estate Investment Trusts	42,998	—	—	42,998
Software	41,982	—	—	41,982
Special Purpose Acquisition Companies	478,190	—	—	478,190
Telecommunications	—	—	91,471	91,471
Warrants	54,180	—	—	54,180
Preferred Stocks*	47,465	—	—	47,465
Private Investments	—	—	1,500	1,500
Purchased Options	26,997	—	—	26,997
Short-Term Investments	415,665	—	—	415,665
TOTAL	$1,988,116	$—	$92,971	$2,081,087

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$890	$—	$890
Liabilities
Common Stocks*	(486,922)	—	—	(486,922)
Exchange-Traded Funds	(48,750)	—	—	(48,750)
Written Options	(5,001)	—	—	(5,001)
Forward Foreign Currency Exchange Contracts	—	(7,020)	—	(7,020)
TOTAL	$(540,673)	$(6,130)	$—	$(546,803)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

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The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2020:

Investments in Securities	Balance as of May 31, 2020	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2020	Net change in Unrealized Appreciation (Depreciation) from investments still held as of August 31, 2020
Common Stock	44,492	2,383	(264)	-	(58,633)	103,493	-	$91,471	1,047
Private Investments	-	-	(16)	1,516	-	-	-	$1,500	(16)
Total	$44,492	$2,383	$(280)	$1,516	$(58,633)	$103,493	$-	$92,971	$1,031